Equity (Tables)	12 Months Ended
Sep. 01, 2016
Variable Interest Entity [Line Items]
Schedule of Options Indexed to Issuer's Equity
The following table presents information related to outstanding capped calls as of September 1, 2016:

Capped Calls				Strike Price	Cap Price Range		Underlying Common Shares	Value at Expiration
	Expiration Dates				Low	High		Minimum	Maximum
2032C	Nov 2016	–	Nov 2017	$9.80	$14.62	$15.69	50	$—	$279
2032D	Nov 2016	–	May 2018	10.16	14.62	16.04	44	—	244
2033E	Jan 2018	–	Feb 2018	10.93	14.51	14.51	27	—	98
2033F	Jan 2020	–	Feb 2020	10.93	14.51	14.51	27	—	98
							148	$—	$719

Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) by component for the year ended September 1, 2016, were as follows:

	Cumulative Foreign Currency Translation Adjustments	Gains (Losses) on Derivative Instruments, Net	Gains (Losses) on Investments, Net	Pension Liability Adjustments	Total
Balance as of September 3, 2015	$—	$(5)	$(3)	$21	$13
Other comprehensive income (loss)	(49)	10	3	(13)	(49)
Amount reclassified out of accumulated other comprehensive income	—	(3)	—	(1)	(4)
Tax effects	—	—	—	5	5
Other comprehensive income (loss)	(49)	7	3	(9)	(48)
Balance as of September 1, 2016	$(49)	$2	$—	$12	$(35)

Schedule Of Noncontrolling Interests In Subsidiaries

As of	2016		2015
	Noncontrolling Interest Balance	Noncontrolling Interest Percentage	Noncontrolling Interest Balance	Noncontrolling Interest Percentage
IMFT	$832	49%	$829	49%
MP Mask	—	—%	93	50%
Other	16	Various	15	Various
	$848		$937

IM Flash Technologies, LLC
Variable Interest Entity [Line Items]
Total IM Flash and MP Mask assets and liabilities
The following table presents the assets and liabilities of IMFT included in our consolidated balance sheets:

As of	2016	2015
Assets
Cash and equivalents	$98	$134
Receivables	89	79
Inventories	68	65
Other current assets	6	7
Total current assets	261	285
Property, plant, and equipment, net	1,792	1,768
Other noncurrent assets	50	49
Total assets	$2,103	$2,102

Liabilities
Accounts payable and accrued expenses	$175	$182
Deferred income	7	9
Current debt	16	22
Total current liabilities	198	213
Long-term debt	66	49
Other noncurrent liabilities	94	100
Total liabilities	$358	$362
Amounts exclude intercompany balances that were eliminated in our consolidated balance sheets.

IM Flash's distributions to, and contributions from, shareholders
The following table presents IMFT's distributions to and contributions from its members:

For the year ended	2016	2015	2014
IMFT distributions to Micron	$36	$6	$10
IMFT distributions to Intel	34	6	10
Micron contributions to IMFT	38	148	106
Intel contributions to IMFT	37	142	102

MP Mask Technology Center, LLC
Variable Interest Entity [Line Items]
Total IM Flash and MP Mask assets and liabilities

The assets and liabilities of MP Mask included in our September 3, 2015 consolidated balance sheets were as follows:

As of	2015
Current assets	$21
Noncurrent assets (primarily property, plant, and equipment)	180
Current liabilities	21
Amounts exclude intercompany balances that were eliminated in our consolidated balance sheets.